Fees Summary	Nov. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 77,665,000
Previously Paid Amount	0
Total Fee Amount	11,890.51
Total Offset Amount	0
Net Fee	$ 11,890.51